EQUITY (Details)				1 Months Ended			12 Months Ended			25 Months Ended
		Oct. 19, 2016 USD ($)	Jun. 30, 2016 shares	Dec. 31, 2017 USD ($) director $ / shares shares	Sep. 30, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) vote director $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017 USD ($) director $ / shares	Feb. 28, 2017
Equity, Class of Treasury Stock [Line Items]
Ownership percentage by noncontrolling owners				69.60%			69.60%	67.50%		69.60%
Common units repurchased and canceled | $							$ 0	$ 495,000	$ 5,970,000	$ 6,500,000
Number of votes each outstanding common unit is entitled to | vote							1
Noncontrolling interest, voting right pro rata distribution threshold, percentage							4.90%
Number of elected directors | director							4
Number of appointed directors | director				3			3			3
Maximum number of board of directors | director				7			7			7
Term of Charter							5 years
Reclassification of derivative | $								$ 15,000,000
Common Units
Equity, Class of Treasury Stock [Line Items]
Sale of stock, maximum gross offerings | $					$ 150,000,000
Sale of stock, number of shares issued				145,675
Sale of stock, price per share (in usd per share) | $ / shares				$ 22.79			$ 22.79			$ 22.79
Consideration received on sale of stock | $				$ 3,300,000
Golar GP LLC
Equity, Class of Treasury Stock [Line Items]
Ownership percentage by noncontrolling owners				2.00%			2.00%			2.00%
Golar LNG Limited | Subordinated Units
Equity, Class of Treasury Stock [Line Items]
Ownership percentage by Parent				100.00%			100.00%			100.00%
Partners' Capital | Common Units
Equity, Class of Treasury Stock [Line Items]
Subordinated units converted into common units (in shares)			15,949,831
Subordinated units converted into common units, conversion ratio			1
General Partner
Equity, Class of Treasury Stock [Line Items]
Subordinated units converted into common units (in shares)								0
Sale of stock, number of shares issued				2,973
Sale of stock, price per share (in usd per share) | $ / shares				$ 22.79			$ 22.79			$ 22.79
Repurchase of units (in shares)								0	0
Reclassification of derivative | $	[1]							$ 640,000
Limited Partner | Subordinated Units
Equity, Class of Treasury Stock [Line Items]
Subordinated units converted into common units (in shares)								(15,949,831)
Repurchase of units (in shares)								0	0
Limited Partner | Common Units
Equity, Class of Treasury Stock [Line Items]
Subordinated units converted into common units (in shares)								15,949,831
Authorized amount of share repurchase program | $						$ 25,000,000.0			$ 25,000,000.0
Repurchase period (in years)						2 years
Repurchase of units (in shares)							534,000	38,000	496,000
Ownership percentage by Parent				31.82%			31.82%			31.82%	31.51%
Reclassification of derivative | $								$ 14,360,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest
Equity, Class of Treasury Stock [Line Items]
Reclassification of derivative | $		$ (15,000,000)

[1]	As of December 31, 2017, the carrying value of the equity attributable to the IDR holders was $32.5 million (2016: $32.5 million)